UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
  This Amendment (Check only one):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winton Capital Management Limited
Address: 1-5 St. Mary Abbot's Place
         London W8 6LS
         United Kingdom

Form 13F File Number: 28-13467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Andrew Bastow
Title:  General Counsel
Phone:  00-44-207-610-5350

Signature, Place, and Date of Signing:

/s/ Andrew Bastow     London, United Kingdom     April 1, 2011
-----------------     ----------------------     -------------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total: 3,043 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                  FORM 13F INFORMATION TABLE
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



Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

AES CORP                      COM              00130H105      393     67,700  SH         SOLE                   67,700
ANALOG DEVICES INC            COM              032654105      239     12,400  SH         SOLE                   12,400
CONOCOPHILLIPS                COM              20825C104      313      8,000  SH         SOLE                    8,000
ERICSSON L M TEL CO           ADR B SEK 1      294821608      112     13,800  SH         SOLE                   13,800
EXPRESS SCRIPTS INC           COM              302182100      263      5,700  SH         SOLE                    5,700
EXXON MOBIL CORP              COM              30231G102      606      8,900  SH         SOLE                    8,900
GILEAD SCIENCES INC           COM              375558103      306      6,600  SH         SOLE                    6,600
HALLIBURTON CO                COM              406216101      251     16,200  SH         SOLE                   16,200
NOBLE CORPORATION             SHS              G65422100      318     13,200  SH         SOLE                   13,200
TEREX CORP NEW                COM              880779103      117     12,700  SH         SOLE                   12,700
UBS AG                        SHS NEW          H89231338      125     13,239  SH         SOLE                   13,239
